Long-term investments - Schedule of Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Investments	$ 286,066	$ 76,717
Accumulated other comprehensive income (loss)	55,955	(102,771)
Snowline Gold Corp.
Disclosure of financial assets [line items]
Investments	214,872	55,577
Accumulated other comprehensive income (loss)	167,569	16,566
Prospector Metals Corp.
Disclosure of financial assets [line items]
Investments	26,616	387
Accumulated other comprehensive income (loss)	12,944	(277)
St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Investments	22,359	3,785
Accumulated other comprehensive income (loss)	2,166	(16,408)
Founders Metals Inc.
Disclosure of financial assets [line items]
Investments	19,644	14,205
Accumulated other comprehensive income (loss)	6,388	5,500
AuMEGA Metals Ltd.
Disclosure of financial assets [line items]
Investments	2,029	2,026
Accumulated other comprehensive income (loss)	(1,810)	(1,813)
Other
Disclosure of financial assets [line items]
Investments	546	737
Accumulated other comprehensive income (loss)	(13,752)	(13,562)
Investments in equity instruments designated at fair value through other comprehensive income
Disclosure of financial assets [line items]
Accumulated other comprehensive income (loss)	173,505	(9,994)
Cost
Disclosure of financial assets [line items]
Investments	112,561	86,711
Cost | Snowline Gold Corp.
Disclosure of financial assets [line items]
Investments	47,303	39,011
Cost | Prospector Metals Corp.
Disclosure of financial assets [line items]
Investments	13,672	664
Cost | St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Investments	20,193	20,193
Cost | Founders Metals Inc.
Disclosure of financial assets [line items]
Investments	13,256	8,705
Cost | AuMEGA Metals Ltd.
Disclosure of financial assets [line items]
Investments	3,839	3,839
Cost | Other
Disclosure of financial assets [line items]
Investments	$ 14,298	$ 14,299